Reconciliation of income for the period to CCS Earnings, Operating expenses and Total Debt - Summary of Reconciliation of Income to CCS Earnings (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Reconciliation Of Ccs Earnings To Income [Line Items]
Income/(loss) attributable to Shell plc shareholders		$ 3,517	$ 7,358	$ 3,134	$ 10,874	$ 11,843
Income/(loss) attributable to non-controlling interest		133	82	20	215	83
Income/(loss) for the period	[1]	3,650	7,439	3,154	11,089	11,926
CCS earnings
Current cost of supplies adjustment:
Purchases		137	(332)	383	(194)	1,030
Taxation		(36)	84	(96)	48	(267)
Share of profit/(loss) of joint ventures and associates		(5)	(28)	47	(33)	60
Current cost of supplies adjustment		97	(276)	334	(179)	823
Of which:
Attributable to Shell plc shareholders		89	(264)	326	(175)	807
Attributable to non-controlling interest		7	(12)	8	(4)	16
CCS earnings		3,747	7,163	3,488	10,910	12,749
of which:
CCS earnings attributable to Shell plc shareholders		3,606	7,093	3,460	10,700	12,650
CCS earnings attributable to non-controlling interest		$ 140	$ 70	$ 27	$ 210	$ 99

[1]	See Note 2 “Segment information”.